Commitments and contingencies - Capital commitments and contingencies (Details) - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Commitments and contingencies
Contracted capital expenditure	SFr 0	SFr 0
Outstanding litigation	SFr 0